Amplify Transformational Data Sharing ETF
Schedule of Investments
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.9%	Shares	Value
Banks - 6.4%
Customers Bancorp, Inc.(a)	483,530	$25,839,843
DBS Group Holdings Ltd.	613,218	14,572,784
NU Holdings Ltd. - Class A(a)	3,128,358	26,935,163
		67,347,790

Commercial & Professional Services - 0.9%
CACI International, Inc.(a)	27,640	9,500,697

Consumer Discretionary Distribution & Retail - 7.7%
Alibaba Group Holding Ltd. - ADR	184,003	13,279,497
MercadoLibre, Inc.(a)	16,560	28,347,574
Overstock.com, Inc.(a)	1,760,481	38,712,977
		80,340,048

Consumer Staples Distribution & Retail - 1.2%
Walmart, Inc.	73,565	12,156,616

Financial Services - 29.7%
BlackRock, Inc.	20,522	15,890,390
Block, Inc.(a)	425,410	27,655,904
CME Group, Inc.	132,370	27,247,041
Coinbase Global, Inc. - Class A(a)	309,809	39,717,514
Franklin Resources, Inc.	496,118	13,211,622
Galaxy Digital Holdings Ltd.(a)(b)	5,834,876	41,750,535
Mastercard, Inc. - Class A	33,932	15,243,272
Mogo, Inc.(a)(b)	2,566,114	3,746,527
PayPal Holdings, Inc.(a)	527,378	32,354,640
Robinhood Markets, Inc. - Class A(a)	2,472,812	26,558,001
SBI Holdings, Inc.	1,690,144	41,845,935
Visa, Inc. - Class A	49,334	13,481,009
WisdomTree, Inc.	2,176,576	14,735,420
		313,437,810

Media & Entertainment - 3.9%
ROBLOX Corp. - Class A(a)	647,127	25,114,999
Z Holdings Corp.	5,000,890	15,697,861
		40,812,860

Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc.(a)	149,452	25,061,606
Broadcom, Inc.	9,206	10,863,080
QUALCOMM, Inc.	79,014	11,734,370
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	151,332	17,094,463
		64,753,519

Software & Services - 34.9%
Accenture PLC - Class A	78,543	28,580,227
BIGG Digital Assets, Inc.(a)(b)	6,969,843	1,321,961
Bitfarms Ltd.(a)(b)	4,689,195	10,925,824
Bitfarms Ltd.(a)(b)	8,487,639	19,633,722
Cipher Mining, Inc.(a)(b)	4,239,507	12,888,101
Cleanspark, Inc.(a)	3,498,836	28,165,630
Core Scientific, Inc.(a)(b)	3,075,923	9,043,213
Digital Garage, Inc.	790,152	19,219,623
GMO internet group, Inc.	1,783,012	32,436,572
Hive Digital Technologies Ltd.(a)(b)	4,866,452	15,426,653
Hive Digital Technologies Ltd.(a)(b)	1,687,105	5,421,022
Hut 8 Corp.(b)	2,168,550	16,210,292
Hut 8 Corp.(a)	266,923	1,993,915
International Business Machines Corp.	168,674	30,978,667
Marathon Digital Holdings, Inc.(a)(b)	1,905,179	33,778,823
MicroStrategy, Inc.(a)(b)	97,200	48,717,611
Opera Ltd. - ADR(b)	831,359	9,128,322
Oracle Corp.	165,121	18,444,016
Riot Platforms, Inc.(a)(b)	2,523,251	27,503,436
		369,817,630

Technology Hardware & Equipment - 2.0%
Canaan, Inc. - ADR(a)(b)	5,032,369	7,221,450
CompoSecure, Inc.(a)(b)	2,793,333	14,078,398
		21,299,848
TOTAL COMMON STOCKS (Cost $1,172,457,184)		979,466,818

EXCHANGE TRADED FUNDS - 4.4%
3iQ Bitcoin ETF(a)	555,158	3,811,305
Bitcoin ETF(a)	218,854	3,392,237
CI Galaxy Bitcoin ETF(a)	2,380,450	18,995,991
Purpose Bitcoin ETF(a)	2,595,293	20,035,661
TOTAL EXCHANGE TRADED FUNDS (Cost $46,061,343)		46,235,194

CONVERTIBLE BONDS - 0.9%	Par
Core Scientific, Inc. 4.000% Cash and 6.000% PIK, 01/23/2029(c)	14,836,015	9,478,730
TOTAL CONVERTIBLE BONDS (Cost $13,220,881)		9,478,730

CORPORATE BONDS - 0.2%
MicroStrategy, Inc., 6.13%, 06/15/2028(a)(d)	2,000,000	1,909,930
TOTAL CORPORATE BONDS (Cost $1,579,553)		1,909,930

RIGHTS - 0.0%(f)	Contracts
Core Scientific, Inc.(c)	3,409,449	0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 20.4%	Shares
Money Market Funds - 1.8%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(g)	18,505,225	18,505,225

Investments Purchased with Proceeds from Securities Lending - 18.6%
First American Government Obligations Fund - Class X, 5.18%(g)	196,154,908	196,154,908
TOTAL SHORT-TERM INVESTMENTS (Cost $214,660,133)		214,660,133

TOTAL INVESTMENTS - 118.8% (Cost $1,447,979,094)		1,251,750,805
Liabilities in Excess of Other Assets - (18.8)%		(197,738,992)
TOTAL NET ASSETS - 100.0%		$1,054,011,813

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

ADR - American Depositary Receipt
PIK - Payment In Kind
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $181,334,840 which represented 17.0% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $9,478,730 or 2.8% of net assets as of January 31, 2024.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $1,909,930 or 0.2% of the Fund’s net assets.

(e)	Security is exempt from registration under Regulation S of the Securities Act of 1933. As of January 31, 2024, the value of these securities total $1,909,930 or 0.2% of net assets.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2024, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued at the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. Futures contracts will be valued at the settlement price. If there is no current market price available, then the securities will be valued at the last trade price.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of January 31, 2024:

Amplify Transformational Data Sharing ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$979,466,818	$–	$–	$979,466,818
Exchange Traded Funds	46,235,194	–	–	46,235,194
Convertible Bonds	–	–	9,478,730	9,478,730
Corporate Bonds	–	1,909,930	–	1,909,930
Rights	–	–	0	0
Investments Purchased with Proceeds from Securities Lending	196,154,908	–	–	196,154,908
Money Market Funds	18,505,225	–	–	18,505,225
Total Assets	$1,240,362,145	$1,909,930	$9,478,730	$1,251,750,805

Refer to the Schedule of Investments for industry classifications.

For the period ended January 31, 2024, there were the following transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.

BLOK	Balance as of 10/31/2023	Amortization/ Accretion	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfer In/ Out of Level 3	Balance as of 01/31/2024	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 01/31/2024
Rights	$-	-	-	-	-	-	$0	-	$0	$-
Convertible Bond	7,238,673	$754,634	-	17,329,631	-	-	(15,844,208)	-	9,478,730	2,240,057

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

BLOK	Fair Value as of 01/31/2024	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Rights	0	Market Approach	No Market Activity	-	Increase
Convertible Bond	9,478,730	Discounted Cash Flow	Discount Rate Probability of Recovery	-	Increase

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.